Acquisitions of subsidiary (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Summary of Purchase Price of the Assets
The purchase price of the assets are as follows:

As of
December 31, 2021
RMB
Cash	1,954
Intangible assets — Insurance adjusting licenses	3,067
Intangible assets — Insurance agency licenses	12,336
Accounts receivable, net of allowance for doubtful accounts	37
Prepaid expense and other receivables	194
Property, plant and equipment, net	19
Intangible assets, net	30

Total assets acquired	17,637

Accounts payable	(3)
Payroll and welfare payable	(22)
Income taxes payable	(2)
Deferred tax liabilities	(3,851)

Total liabilities assumed	(3,878)

Net assets acquired	13,759